Financial Risk Management (Details 2) - Capital Structure [Member]		Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Gearing ratio	[1]	34.09%	36.68%
Debt ratio	[2]	33.11%	38.71%

[1]	Calculated as total current and non-current borrowings divided by total current and non-current borrowings plus equity.
[2]	Calculated as total current and non-current borrowings divided by total properties at fair value (including trading properties, property, plant and equipment, investment properties and units to be received under barter agreements).